Income taxes - Non-capital income tax losses (Details)	Sep. 30, 2022 USD ($)
UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, not subject to expiration	$ 7,628,000
UNITED STATES | 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	14,806,000
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, not subject to expiration	968,000
CANADA | 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	$ 26,439,000